AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 14, 2017

                                                             File No. 333-192858
                                                              File No. 811-22920

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          /X/
                        POST-EFFECTIVE AMENDMENT NO. 95                      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/
                               AMENDMENT NO. 99                              /X/

                      THE ADVISORS' INNER CIRCLE FUND III
               (Exact Name of Registrant as Specified in Charter)

                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices, Zip Code)

                                 (800) 932-7781
              (Registrant's Telephone Number, including Area Code)

                                MICHAEL BEATTIE
                              C/O SEI INVESTMENTS
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

SEAN GRABER, ESQUIRE                               DIANNE M. DESCOTEAUX, ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                        C/O SEI INVESTMENTS
1701 MARKET STREET                                 ONE FREEDOM VALLEY DRIVE
PHILADELPHIA, PENNSYLVANIA 19103                   OAKS, PENNSYLVANIA 19456

    It is proposed that this filing become effective (check appropriate box)

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          / /     Immediately upon filing pursuant to paragraph (b)
          /X/     On May 5, 2017 pursuant to paragraph (b)
          / /     60 days after filing pursuant to paragraph (a)(1)
          / /     75 days after filing pursuant to paragraph (a)(2)
          / /     On [date] pursuant to paragraph (a) of Rule 485
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     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 95 is being filed pursuant to paragraph
(b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely to designate May 5, 2017 as the new effective date for the Registration Statement of the MFG Low Carbon Global Fund and MFG Infrastructure Fund (the "Funds"), each a series of The Advisors' Inner Circle Fund III (the "Trust"), filed in Post-Effective Amendment No. 86 on February 1, 2017 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001135428-17-000066).

                              PART A - PROSPECTUS

The Prospectus for the Funds is incorporated herein by reference to Part A of Post-Effective Amendment No. 86.

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds is incorporated herein by reference to Part B of Post-Effective Amendment No. 86.

                           PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 86.

                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 95 to Registration Statement No. 333-192858 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 14th day of April, 2017.

                                             THE ADVISORS' INNER CIRCLE FUND III

                                             By:             *
                                                --------------------------------
                                                Michael Beattie
                                                President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

          *                       Trustee                         April 14, 2017
---------------------
William M. Doran

          *                       Trustee                         April 14, 2017
---------------------
Jon C. Hunt

          *                       Trustee                         April 14, 2017
---------------------
Thomas P. Lemke

          *                       Trustee                         April 14, 2017
---------------------
Jay Nadel

          *                       Trustee                         April 14, 2017
---------------------
Randall S. Yanker

          *                       President                       April 14, 2017
---------------------
Michael Beattie

          *                       Treasurer, Controller &         April 14, 2017
---------------------             Chief Financial Officer
Stephen Connors

* By:   /s/ Dianne M. Descoteaux
        ------------------------
        Dianne M. Descoteaux
        Attorney-in-Fact